Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Environmental Trust Funds [Line Items]
Balance at beginning of the year	$ 109.6	$ 98.8
Contributions	13.2	10.7
Interest earned	4.4	1.2	$ 1.1
Translation adjustment	(2.0)	(1.1)
Balance at end of the year	125.2	109.6	$ 98.8
South Africa
Schedule of Environmental Trust Funds [Line Items]
Term deposit	22.2	20.7
Ghana
Schedule of Environmental Trust Funds [Line Items]
Cash deposit	$ 103.0	$ 88.9